Shareholders' Equity (Details)															1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 23, 2024 $ / shares shares	Jul. 11, 2024 $ / shares shares	Jul. 10, 2024 $ / shares shares	Jul. 09, 2024 USD ($) Y $ / shares shares	Jun. 25, 2024 $ / shares shares	Jun. 20, 2024 $ / shares shares	Jun. 14, 2024 $ / shares shares	Jun. 11, 2024 $ / shares shares	Apr. 22, 2024 USD ($) $ / shares shares	May 09, 2023 $ / shares shares	May 02, 2023 $ / shares shares	Apr. 27, 2023 $ / shares shares	Dec. 21, 2022 $ / shares	Aug. 11, 2017	Nov. 01, 2024 $ / shares shares	Aug. 31, 2024 USD ($)	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 shares	Dec. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 $ / shares shares	Jul. 08, 2024 $ / shares	Apr. 15, 2024 $ / shares	Jan. 03, 2024 $ / shares	Sep. 06, 2023 $ / shares	Jun. 08, 2023 $ / shares	May 22, 2023 $ / shares	May 10, 2023 $ / shares	Dec. 31, 2022 shares
Shareholders' Equity
Fair value per share | $ / shares												$ 23.36
Number of shares issued												3,125
Shares issued price per share | $ / shares									$ 6.4
Shares issues (in shares)																					229,919	56,609								11,946
Weighted average price per share (in Dollars per share) | $ / shares																					$ 3.35	$ 10.45
Total issuance costs | $				$ 7,500,000
Financial advisory, banker, and legal fees | $				400,000
Warrant modification - incremental value | $				$ 7,200,000																	$ 7,177,683
B Riley Sales Agreement [Member]
Shareholders' Equity
Threshold percentage of compensation from gross proceeds														3.00%
Existing Warrants
Shareholders' Equity
Number of common warrants to purchase shares issued				703,125
Exercise price of warrants | $ / shares				$ 6																			$ 6.4
Pre-funded warrants
Shareholders' Equity
Warrants issued										264,815
New Warrants
Shareholders' Equity
Aggregate warrants issued (shares)				1,054,688
New Warrants | Dividend yield
Shareholders' Equity
Warrants and rights outstanding				0
New Warrants | Expected Term
Shareholders' Equity
Warrants and rights outstanding | Y				5
New Warrants | volatility
Shareholders' Equity
Warrants and rights outstanding				1.2725
New Warrants | Risk free interest
Shareholders' Equity
Warrants and rights outstanding				0.0424
Warrant modification and the new warrants
Shareholders' Equity
New warrants issued | $				$ 7,200,000
Series D Preferred Stock
Shareholders' Equity
Temporary equity per share | $ / shares													$ 0.001
Series D preferred stock dividend ratio for each common stock transferred													0.001
Number of votes per Series D preferred stock | Vote																					1,000,000
Liquidation, cash payment per share | $ / shares																					$ 0.001
Threshold number of shares redeemed																					100
Redemption price per share | $ / shares																					$ 0.1
Series D preferred stock share transferred ratio for each common stock transferred																					0.001
Public offering
Shareholders' Equity
Expiration term of warrants									5 years
Total gross proceeds | $									$ 4,750,000
Public offering | Pre-funded warrants
Shareholders' Equity
Number of common warrants to purchase shares issued									537,500
Public offering | Common warrants
Shareholders' Equity
Number of common warrants to purchase shares issued									742,194
Exercise price of warrants | $ / shares									$ 6.4
At Market Issuance sales
Shareholders' Equity
Number of shares issued															229,078
Weighted average price (per share) | $ / shares															$ 4.72
Percentage of gross proceeds from sales of shares under ATM																3.00%
Aggregate offering price | $																$ 5,800,000
Convertible debt | Pontifax
Shareholders' Equity
Fair value per share | $ / shares																								$ 5.6	$ 10.88
Common Stock
Shareholders' Equity
Number of shares issued																	320,958		978,105
Issuance of common stock upon exercise of warrant																		537,500		537,500		264,714
Shares issues (in shares)																						53,202
Weighted average price per share (in Dollars per share) | $ / shares																						$ 58.11
Common Stock | Exclusive option agreement
Shareholders' Equity
Number of shares issued											1,978
Shares issued price per share | $ / shares											$ 25.28
Period considered for average closing price												10 days
Common Stock | Existing Warrants
Shareholders' Equity
Issuance of common stock upon exercise of warrant			703,125																		703,125
Exercise price of warrants | $ / shares			$ 6
Common Stock | Pre-funded warrants
Shareholders' Equity
Issuance of common stock upon exercise of warrant					124,000	130,000	117,000	69,125	97,375
Exercise price of warrants | $ / shares					$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02																$ 0.02	$ 0.02	$ 0.02	$ 0.02
Common Stock | New Warrants
Shareholders' Equity
Issuance of common stock upon exercise of warrant	1,376	2,190	31,250																12,346		34,816
Exercise price of warrants | $ / shares	$ 6.4	$ 6.4	$ 6.4														$ 2.43		$ 2.43
Common Stock | Public offering
Shareholders' Equity
Number of shares issued									204,694	143,844
Shares issued price per share | $ / shares										$ 20.8
Common Stock | At Market Issuance sales
Shareholders' Equity
Number of shares issued																			978,105		229,078	53,202
Weighted average price (per share) | $ / shares																			$ 3.35
Common Stock | Convertible debt
Shareholders' Equity
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice																					90.00%